Label	Element	Value
Global Counterpoint Portfolio
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Supplement [Text Block]	ck0000836487_SupplementTextBlock

Prospectus Supplement

June 14, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 14, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2019

Global Counterpoint Portfolio
Global Endurance Portfolio
Global Permanence Portfolio

Risk/Return [Heading]	rr_RiskReturnHeading	Global Counterpoint Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective June 28, 2019, the last sentence of the fifth paragraph of the section of the Prospectus entitled "Fund Summary—Global Counterpoint Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

Under normal market conditions, the Fund typically invests at least 40% of its total assets in the securities of issuers located outside of the United States, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

Please retain this supplement for future reference.